Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Convertible Preferred Shares	The Company’s preferred shares activities for the years ended December 31, 2019, 2020 ad 2021, respectively, are summarized below:

	Series Angel Preferred Shares		Series Angel+ Preferred Shares		Series Pre-A Preferred Shares		Series A Preferred Shares		Series A+ Preferred Shares		Series B Preferred Shares
(in thousands of RMB and US$, except for number of shares)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance as of December 31, 2018	5,910,100	10,800	—	—	8,985,050	47,004	22,096,550	122,088	1,060,200	12,272	17,140,700	277,706
Issuance of Preferred Shares	—	—	—	—	—	—	—	—	—	—	2,332,400	37,159
Re-designation from ordinary shares to Series Angel+ preferred shares	—	—	7,803,400	18,577	—	—	—	—	—	—	—	—
Accretion of Preferred Shares	—	864	—	(37,233)	—	3,760	—	9,767	—	982	—	25,369
Deemed dividend	—	—	—	46,168	—	—	—	—

Balance as of December 31, 2019	5,910,100	11,664	7,803,400	27,512	8,985,050	50,764	22,096,550	131,855	1,060,200	13,254	19,473,100	340,234

Balance as of December 31, 2019	5,910,100	11,664	7,803,400	27,512	8,985,050	50,764	22,096,550	131,855	1,060,200	13,254	19,473,100	340,234
Issuance of Preferred Shares	—	—	465,550	10,967	—	—	—	—	—	—	—	—
Accretion of Preferred Shares	—	736	—	2,207	—	4,032	—	10,482	—	1,054	—	24,185

Balance as of December 31, 2020	5,910,100	12,400	8,268,950	40,686	8,985,050	54,796	22,096,550	142,337	1,060,200	14,308	19,473,100	364,419

Balance as of December 31, 2020	5,910,100	12,400	8,268,950	40,686	8,985,050	54,796	22,096,550	142,337	1,060,200	14,308	19,473,100	364,419
Issuance of Preferred Shares
Accretion of Preferred Shares	—	396	—	1,151	—	2,126	—	5,521	—	555	—	17,949
Automatic conversion of preferred shares to ordinary shares upon IPO	(5,910,100)	(12,796)	(8,268,950)	(41,837)	(8,985,050)	(56,922)	(22,096,550)	(147,858)	(1,060,200)	(14,863)	(19,473,100)	(382,368)

Balance as of December 31, 2021	—	—	—	—	—	—	—	—	—	—	—	—

Balance as of December 31, 2021 (US$)		—		—		—		—		—		—

	Series B2 Preferred Shares		Series B3 Preferred Shares		Series B4-1 Preferred Shares		Series B4 Preferred Shares		Series C1 Preferred Shares		Series D Preferred Shares		Series D+ Preferred Shares
	(in thousands of RMB and US$, except for number of shares)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Balance as of December 31, 2018	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Issuance of Preferred Shares	11,072,800	203,707	28,013,200	737,920	—	—	6,989,700	195,952	—	—	—	—	—	—
Accretion of Preferred Shares	—	16,323	—	45,884	—	—	—	8,842	—	—	—	—	—	—

Balance as of December 31, 2019	11,072,800	220,030	28,013,200	783,804	—	—	6,989,700	204,794	—	—	—	—	—	—

Balance as of December 31, 2019	11,072,800	220,030	28,013,200	783,804	—	—	6,989,700	204,794	—	—	—	—	—	—
Issuance of Preferred Shares	—	—	—	—	7,269,600	259,914	—	—	51,329,600	2,799,817	—	—	—	—
Accretion of Preferred Shares	—	16,109	—	57,341	—	24,171	—	15,697	—	164,287	—	—	—	—

Balance as of December 31, 2020	11,072,800	236,139	28,013,200	841,145	7,269,600	284,085	6,989,700	220,491	51,329,600	2,964,104	—	—	—	—

Balance as of December 31, 2020	11,072,800	236,139	28,013,200	841,145	7,269,600	284,085	6,989,700	220,491	51,329,600	2,964,104	—	—	—	—
Issuance of Preferred Shares	—	—	—	—	—	—	6,989,750	359,832	2,895,100	158,507	49,207,650	4,547,263	21,264,750	2,099,195
Accretion of Preferred Shares	—	11,702	—	39,479	—	3,871	—	(99,577)	—	133,863	—	128,382	—	42,962
Automatic conversion of preferred shares to ordinary shares upon IPO	(11,072,800)	(247,841)	(28,013,200)	(880,624)	(7,269,600)	(287,956)	(13,979,450)	(480,746)	(54,224,700)	(3,256,474)	(49,207,650)	(4,675,645)	(21,264,750)	(2,142,157)

Balance as of December 31, 2021	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Balance as of December 31, 2021 (US$)		—		—		—		—		—		—		—